Note 21 - Income Taxes (Details) (USD $)	12 Months Ended	1092 Months Ended
	Oct. 31, 2013	Oct. 31, 2103	Oct. 31, 2012
Note 21 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 3,700,000		$ 57,600,000
Deferred Tax Assets, Capital Loss Carryforwards	58,800,000		70,500,000
Deferred Tax Assets, Valuation Allowance	46,506,000		149,637,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	62,557,000		128,124,000
Tax Assets, Gross	451,800,000		545,400,000
Deferred Tax Assets, Gross	122,521,000		219,505,000
Operating Loss Carryforwards	14,000,000		178,700,000
Operating Loss Carryforwards, Subject to Expiration	14,000,000		178,700,000
Unrecognized Tax Benefits, Excluding Accrued Interest And Penalties	15,300,000		33,500,000
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	900,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	800,000		1,900,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense		700,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	3,000,000		21,100,000
Change In [Member]
Note 21 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	56,300,000
Amount Written Off [Member]
Note 21 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	56,300,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Note 21 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance			56,300,000
Capital Loss Carryforward [Member]
Note 21 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	46,500,000		57,600,000
Unrecognized Tax Benefits Resulting in Net Operating Loss Carryforward	12,300,000		12,900,000
Investment Tax Credit Carryforward [Member]
Note 21 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance			35,400,000
Deferred Tax Assets, Gross	$ 58,000,000		$ 84,600,000